Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

Our property, plant and equipment consists of the following at the dates indicated:

	Estimated			March 31,
Description	Useful Lives			2019	2018
	(in years)			(in thousands)
Natural gas liquids terminal and storage assets	2	-	30	$280,106	$238,487
Pipeline and related facilities	30	-	40	243,799	243,616
Vehicles and railcars	3	-	25	124,948	121,159
Water treatment facilities and equipment	3	-	30	704,666	601,139
Crude oil tanks and related equipment	2	-	30	225,476	218,588
Barges and towboats	5	-	30	103,735	92,712
Information technology equipment	3	-	7	31,831	29,521
Buildings and leasehold improvements	3	-	40	143,711	147,110
Land				62,379	51,816
Tank bottoms and line fill (1)				20,071	20,118
Other	3	-	20	14,870	11,646
Construction in progress				290,805	77,596
				2,246,397	1,853,508
Accumulated depreciation				(417,457)	(341,222)
Net property, plant and equipment				$1,828,940	$1,512,286

(1)
Tank bottoms, which are product volumes required for the operation of storage tanks, are recorded at historical cost. We recover tank bottoms when the storage tanks are removed from service. Line fill, which represents our portion of the product volume required for the operation of the proportionate share of a pipeline we own, is recorded at historical cost.

Amounts in the table above do not include property, plant and equipment and accumulated depreciation related to TPSL, as these amounts have been classified as noncurrent assets held for sale within our March 31, 2019 and 2018 consolidated balance sheets (see Note 1 and Note 17). In addition, amounts in the table above do not include property, plant and equipment and accumulated depreciation related to our former Retail Propane segment, as these amounts have been classified as noncurrent assets held for sale within our March 31, 2018 consolidated balance sheet (see Note 1 and Note 17).

Schedule of depreciation expense and capitalized interest expense
The following table summarizes depreciation expense and capitalized interest expense for the periods indicated:

	Year Ended March 31,
	2019	2018	2017
	(in thousands)
Depreciation expense	$101,515	$99,954	$89,848
Capitalized interest expense	$482	$182	$6,887

Amounts in the table above do not include depreciation expense and capitalized interest related to TPSL and our former Retail Propane segment, as these amounts have been classified as discontinued operations within our consolidated statements of operations for all periods presented (see Note 1 and Note 17).

Schedule of (gain) loss on sale of assets

We record (gains) losses from the sales of property, plant and equipment and any write-downs in value due to impairment within loss (gain) on disposal or impairment of assets, net in our consolidated statement of operations. The following table summarizes (gains) losses on the disposal or impairment of property, plant and equipment by segment for the periods indicated:

	Year Ended March 31,
	2019	2018	2017
	(in thousands)
Crude Oil Logistics (1)	$3,489	$(3,144)	$8,124
Water Solutions	3,067	8,117	7,169
Liquids	993	639	92
Corporate	—	8	(1)
Total	$7,549	$5,620	$15,384

(1)
Amount for the year ended March 31, 2018 primarily relates to a gain related to the sale of excess pipe, partially offset by losses from the disposal of certain assets and the write-down of other assets. Amount for the year ended March 31, 2017 primarily relates to losses from the sale of certain assets, including excess pipe.